Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Share Capital and Share Premium

	2023	2022	2021
	(in thousands)
	£	£	£
Share capital	2,114	2,095	2,087
Share premium	141,306	141,108	141,050
	143,420	143,203	143,137

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,860	52,373	52,180
	52,860	52,373	52,180

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2021	52,180	2,087	141,050
Exercise of share options	193	8	58
Balance at December 31, 2022	52,373	2,095	141,108
Exercise of share options	79	3	1
Issue of share capital	408	16	197
Balance at December 31, 2023	52,860	2,114	141,306